Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Contracts, Beginning of Year	$ 7	$ 12
Change in Fair Value of Contracts in Place at Beginning of Year	2	(20)
Change in Fair Value of Contracts Entered Into During the Year	23	(30)
Fair Value of Contracts Realized During the Year	(22)	46
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	0	(1)
Fair Value of Contracts, End of Year	$ 10	$ 7